Reynders, McVeigh Core Equity Fund
Schedule of Investments
October 31, 2024 (Unaudited)
COMMON STOCKS — 97.72% Shares Fair Value
Denmark — 4.89%
Energy — 1.23%
Vestas Wind Systems A/S
(a)
56,700 $ 1,067,400
Health Care — 2.01%
Novo Nordisk A/S, Class B - ADR 15,638 1,750,674
Materials — 1.65%
Novozymes A/S, Class B 22,904 1,435,140
Total Denmark 4,253,214
France — 7.78%
Consumer Staples — 1.00%
L'Oreal S.A. 2,332 873,168
Industrials — 6.78%
Nexans SA
(a)
17,500 2,426,854
Schneider Electric SE 13,425 3,463,575
5,890,429
Total France 6,763,597
Ireland — 5.09%
Consumer Discretionary — 1.25%
Aptiv PLC
(a)
19,200 1,091,136
Health Care — 3.84%
Medtronic PLC 20,700 1,847,475
Perrigo Co. PLC 58,000 1,486,540
3,334,015
Total Ireland 4,425,151
Norway — 1.38%
Industrials — 1.38%
TOMRA Systems ASA 84,382 1,203,443
Switzerland — 5.36%
Consumer Staples — 2.22%
Nestle SA - ADR 20,400 1,928,208
Health Care — 3.14%
Alcon, Inc. 20,000 1,839,000
CRISPR Therapeutics AG
(a)
19,300 895,327
2,734,327
Total Switzerland 4,662,535
United Kingdom — 2.96%
Technology — 2.96%
ARM Holdings PLC - ADR
(a)
5,000 706,500
RELX PLC - ADR 40,500 1,871,910
2,578,410
Total United Kingdom 2,578,410

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2024 (Unaudited)
United States — 70.26%
Communications — 5.28%
T-Mobile US, Inc. 10,150 $ 2,265,074
Uber Technologies, Inc.
(a)
32,300 2,327,215
4,592,289
Consumer Discretionary — 3.75%
Home Depot, Inc. (The) 4,500 1,771,875
Interface, Inc. 85,000 1,484,950
3,256,825
Consumer Staples — 2.16%
McCormick & Co., Inc. 24,000 1,877,760
Financials — 1.16%
SoFi Technologies, Inc.
(a)
90,000 1,005,300
Health Care — 9.35%
Abbott Laboratories 18,612 2,110,042
Becton, Dickinson and Co. 8,477 1,980,143
Danaher Corp. 7,899 1,940,468
GRAIL, Inc.
(a)
42,000 569,940
Vertex Pharmaceuticals, Inc.
(a)
3,200 1,523,136
8,123,729
Industrials — 15.84%
Carrier Global Corp. 47,100 3,425,112
NEXTracker , Inc., Class A
(a)
25,000 995,500
Rockwell Automation, Inc. 7,701 2,053,934
UL Solutions Inc., Class A 45,000 2,338,200
Veralto Corp. 19,266 1,968,792
Vertiv Holdings Co., Class A 15,000 1,639,350
Xylem, Inc. 11,133 1,355,777
13,776,665
Materials — 4.87%
AptarGroup, Inc. 12,958 2,175,778
Crown Holdings, Inc. 22,000 2,058,100
4,233,878
Technology — 27.85%
Analog Devices, Inc. 9,044 2,017,807
Apple, Inc. 13,935 3,148,056
Cloudflare , Inc., Class A
(a)
10,000 877,100
Enovix Corp.
(a)
60,000 540,300
International Business Machines Corp. 13,050 2,697,696
MasterCard, Inc., Class A 4,634 2,315,100
Microsoft Corp. 7,275 2,956,196
NVIDIA Corp. 47,640 6,324,687
Salesforce, Inc. 6,300 1,835,631
Teradyne, Inc. 14,300 1,518,803
24,231,376
Total United States 61,097,822
Total Common Stocks (Cost $58,850,257) 84,984,172

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2024 (Unaudited)
CERTIFICATES OF DEPOSIT — 0.14%
Principal
Amount Fair Value
Latino Community Credit Union, 4.20%, 12/12/2025 $ 25,000 $ 25,000
Self Help Federal Credit Union, 2.00%, 12/20/2024 50,000 49,810
Walden Mutual Bank, 3.87%, 8/21/2025 50,000 50,000
Total Certificates of Deposit (Cost $125,000) 124,810
Total Investments — 97.86% (Cost $58,975,257) 85,108,982
Other Assets in Excess of Liabilities — 2.14% 1,859,557
NET ASSETS — 100.00% $ 86,968,539
(a) Non-income producing security.
ADR - American Depositary Receipt